Friess Brandywine Fund
Schedule of Investments (Unaudited)
September 30, 2021

Shares		Cost	Value
COMMON STOCKS - 97.6%
COMMUNICATION SERVICES
	Advertising - 1.3%
2,721	Magnite, Inc. *	$87,368	$76,188
	Broadcasting - 1.9%
4,384	iHeartMedia, Inc., Class A *	112,562	109,688
	Interactive Home Entertainment - 3.0%
599	Electronic Arts, Inc.	85,013	85,208
1,133	ROBLOX Corp., Class A *	100,103	85,598
	Movies & Entertainment - 3.4%
170	Netflix, Inc. *	92,734	103,758
543	Walt Disney Co. *	94,627	91,859
Total Communication Services		572,407	552,299

CONSUMER DISCRETIONARY
	Automobile Manufacturers - 1.8%
7,084	Ford Motor Co. *	101,658	100,309
	Automotive Retail - 4.7%
1,621	Penske Automotive Group, Inc.	134,270	163,073
1,941	Sonic Automotive, Inc., Class A	93,910	101,980
	Footwear - 2.4%
947	Crocs, Inc. *	114,463	135,876
	General Merchandise Stores - 2.1%
518	Target Corp.	129,565	118,503
	Home Improvement Retail - 3.8%
986	Floor & Decor Holdings, Inc., Class A *	110,711	119,099
3,875	GrowGeneration Corp. *	107,036	95,596
	Homebuilding - 1.5%
862	Hovnanian Enterprises, Inc., Class A *	85,386	83,088
	Hotels, Resorts & Cruise Lines - 2.3%
55	Booking Holdings, Inc. *	119,756	130,563
	Internet & Direct Marketing Retail - 4.8%
49	Amazon.com, Inc. *	172,885	160,967
550	DoorDash, Inc., Class A *	103,995	113,289
	Leisure Products - 1.6%
1,079	YETI Holdings, Inc. *	101,317	92,460
	Specialty Stores - 2.4%
3,423	Academy Sports & Outdoors, Inc. *	133,640	136,988
Total Consumer Discretionary		1,508,592	1,551,791

ENERGY
	Oil & Gas Exploration & Production - 2.1%
1,948	Chesapeake Energy Corp.	105,954	119,977
Total Energy		105,954	119,977

FINANCIALS
	Consumer Finance - 1.5%
515	Capital One Financial Corp.	88,408	83,414
Total Financials		88,408	83,414

HEALTH CARE
	Biotechnology - 3.1%
1,609	CareDx, Inc. *	103,040	101,962
798	Exact Sciences Corp. *	90,513	76,169
	Health Care Equipment - 1.6%
1,401	Cryoport, Inc. *	85,191	93,181
	Health Care Services - 2.4%
1,520	Apollo Medical Holdings, Inc. *	126,723	138,396
	Health Care Supplies - 1.9%
2,945	Figs, Inc., Class A *	116,421	109,377
	Life Sciences Tools & Services - 3.9%
2,925	Avantor, Inc. *	107,589	119,633
174	Thermo Fisher Scientific, Inc.	95,723	99,411
Total Health Care		725,200	738,129

INDUSTRIALS
	Air Freight & Logistics - 2.5%
2,079	Hub Group, Inc., Class A *	139,843	142,931
	Diversified Support Services - 1.6%
3,062	Driven Brands Holdings, Inc. *	88,933	88,461
	Electrical Components & Equipment - 3.1%
437	Generac Holdings, Inc. *	188,047	178,589
	Industrial Machinery - 2.6%
999	Kornit Digital Ltd. *	124,817	144,595
	Trading Companies & Distributors - 2.6%
134	Herc Holdings, Inc. *	21,987	21,904
4,732	Titan Machinery, Inc. *	138,730	122,606
	Trucking - 0.4%
275	ArcBest Corp.	22,192	22,487
Total Industrials		724,549	721,573

INFORMATION TECHNOLOGY
	Application Software - 4.9%
106	Adobe, Inc. *	65,342	61,026
4,895	Momentive Global, Inc. *	103,633	95,942
1,722	The Trade Desk, Inc., Class A *	133,666	121,056
	Communications Equipment - 3.1%
3,611	Calix, Inc. *	162,333	178,492
	Semiconductor Equipment - 6.7%
1,216	ACM Research, Inc., Class A *	105,295	133,760
748	Applied Materials, Inc.	101,405	96,290
927	Teradyne, Inc.	109,356	101,201
1,148	Ultra Clean Holdings, Inc. *	56,546	48,905
	Semiconductors - 11.2%
1,312	Advanced Micro Devices, Inc. *	125,670	135,005
2,370	Marvell Technology, Inc.	142,346	142,935
1,285	Semtech Corp. *	100,550	100,191
1,729	Silicon Motion Technology Corp. - ADR	124,691	119,266
691	SiTime Corp. *	110,324	141,082
	Technology Hardware, Storage & Peripherals - 1.6%
4,278	Stratasys Ltd. *	100,250	92,062
Total Information Technology		1,541,407	1,567,213

MATERIALS
	Fertilizers & Agricultural Chemicals - 2.2%
3,548	Mosaic Co.	108,576	126,735
	Steel - 1.6%
4,062	United States Steel Corp.	109,919	89,242
Total Materials		218,495	215,977

Total Common Stocks		5,485,012	5,550,373

SHORT-TERM INVESTMENT - 6.7%
Money Market Deposit Account - 6.7%
380,093	U.S. Bank N.A., 0.00% ^	380,093	380,093
Total Money Market Deposit Account		380,093	380,093

Total Short-Term Investment		380,093	380,093

Total Investments - 104.3%		$5,865,105	5,930,466
Liabilities in Excess of Other Assets - (4.3)%			(243,198)
TOTAL NET ASSETS - 100.0%			$5,687,268

ADR	American Depository Receipt
*	Non Income Producing.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of September 30, 2021.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Common Stocks	$5,550,373	$-	$-	$5,550,373
Short-Term Investment	380,093		-	380,093
Total Investments in Securities	$5,930,466	$-	$-	$5,930,466

Refer to the Schedule of Investments for further information on the classification of investments.